UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2015

Date of reporting period:	October 31, 2014

Item 1. Schedule of Investments:

Putnam Strategic Volatility Equity Fund

The fund's portfolio
10/31/14 (Unaudited)

COMMON STOCKS (94.7%)(a)
			Shares	Value

Aerospace and defense (3.4%)

Honeywell International, Inc.			1,315	$126,398

Lockheed Martin Corp.			634	120,821

				247,219
Air freight and logistics (1.8%)

United Parcel Service, Inc. Class B			1,249	131,033

				131,033
Auto components (0.6%)

Johnson Controls, Inc.			964	45,549

				45,549
Banks (4.5%)

Cullen/Frost Bankers, Inc.			141	11,394

M&T Bank Corp.			320	39,098

Signature Bank(NON)			166	20,108

U.S. Bancorp			1,728	73,613

Wells Fargo & Co.			3,501	185,868

				330,081
Beverages (2.0%)

Dr. Pepper Snapple Group, Inc.			641	44,389

PepsiCo, Inc.			1,079	103,767

				148,156
Capital markets (0.2%)

Northern Trust Corp.			202	13,393

				13,393
Chemicals (3.1%)

Ecolab, Inc.			413	45,938

International Flavors & Fragrances, Inc.			228	22,606

PPG Industries, Inc.			299	60,903

Sherwin-Williams Co. (The)			257	58,997

Sigma-Aldrich Corp.			255	34,657

				223,101
Commercial services and supplies (1.3%)

Republic Services, Inc.			560	21,504

Stericycle, Inc.(NON)			170	21,420

Waste Connections, Inc.			227	11,327

Waste Management, Inc.			839	41,019

				95,270
Communications equipment (1.9%)

Cisco Systems, Inc.			5,689	139,210

				139,210
Consumer finance (1.6%)

Capital One Financial Corp.			1,405	116,292

				116,292
Diversified financial services (2.6%)

Berkshire Hathaway, Inc. Class B(NON)			1,326	185,852

				185,852
Diversified telecommunication services (2.3%)

Verizon Communications, Inc.			3,390	170,348

				170,348
Electric utilities (3.0%)

Duke Energy Corp.			1,575	129,386

Southern Co. (The)			1,890	87,620

				217,006
Electronic equipment, instruments, and components (0.1%)

CDW Corp. of Delaware			294	9,067

				9,067
Energy equipment and services (0.2%)

Dril-Quip, Inc.(NON)			131	11,783

				11,783
Food and staples retail (1.7%)

Costco Wholesale Corp.			924	123,234

				123,234
Food products (0.7%)

Hershey Co. (The)			492	47,188

				47,188
Health-care equipment and supplies (1.2%)

Becton Dickinson and Co.			390	50,193

C.R. Bard, Inc.			208	34,106

				84,299
Health-care providers and services (3.8%)

AmerisourceBergen Corp.			741	63,289

Cardinal Health, Inc.			1,041	81,698

McKesson Corp.			566	115,130

Mednax, Inc.(NON)			320	19,978

				280,095
Hotels, restaurants, and leisure (2.2%)

Chipotle Mexican Grill, Inc.(NON)			23	14,674

McDonald's Corp.			1,403	131,503

Starbucks Corp.			188	14,205

				160,382
Household products (2.3%)

Church & Dwight Co., Inc.			382	27,661

Colgate-Palmolive Co.			761	50,896

Kimberly-Clark Corp.			792	90,502

				169,059
Industrial conglomerates (3.5%)

3M Co.			678	104,256

Danaher Corp.			1,487	119,555

Roper Industries, Inc.			204	32,293

				256,104
Insurance (3.4%)

ACE, Ltd.			622	67,985

Alleghany Corp.(NON)			26	11,551

American Financial Group, Inc.			191	11,428

Arch Capital Group, Ltd.(NON)			328	18,473

Arthur J. Gallagher & Co.			373	17,792

Axis Capital Holdings, Ltd.			328	15,790

Everest Re Group, Ltd.			152	25,939

Markel Corp.(NON)			17	11,745

PartnerRe, Ltd.			164	18,973

Progressive Corp. (The)			1,238	32,696

RenaissanceRe Holdings, Ltd.			132	13,640

				246,012
Internet software and services (2.3%)

eBay, Inc.(NON)			2,363	124,058

Google, Inc. Class A(NON)			79	44,862

				168,920
IT Services (5.9%)

Amdocs, Ltd.			388	18,446

Automatic Data Processing, Inc.			724	59,209

Broadridge Financial Solutions, Inc.			319	14,014

DST Systems, Inc.			97	9,346

Fidelity National Information Services, Inc.			648	37,837

Fiserv, Inc.(NON)			478	33,211

Gartner, Inc.(NON)			188	15,173

Jack Henry & Associates, Inc.			208	12,443

Paychex, Inc.			984	46,189

Total System Services, Inc.			562	18,990

Vantiv, Inc. Class A(NON)			410	12,677

Visa, Inc. Class A			634	153,067

				430,602
Marine (0.2%)

Kirby Corp.(NON)			97	10,726

				10,726
Media (2.8%)

Discovery Communications, Inc.(NON)			161	5,633

Omnicom Group, Inc.			806	57,919

Scripps Networks Interactive Class A			344	26,571

Thomson Reuters Corp. (Canada)			422	15,707

Viacom, Inc. Class B			1,383	100,516

				206,346
Metals and mining (0.4%)

Compass Minerals International, Inc.			110	9,425

Newmont Mining Corp.			201	3,771

Royal Gold, Inc.			214	12,230

				25,426
Multiline retail (0.6%)

Dollar Tree, Inc.(NON)			681	41,248

				41,248
Oil, gas, and consumable fuels (8.0%)

Chevron Corp.			655	78,567

ConocoPhillips			1,249	90,115

Exxon Mobil Corp.			2,456	237,514

Phillips 66			1,367	107,310

Spectra Energy Corp.			1,559	61,004

Teekay Corp.			151	8,827

				583,337
Pharmaceuticals (8.0%)

Actavis PLC(NON)			428	103,893

Eli Lilly & Co.			1,862	123,506

Johnson & Johnson			1,884	203,058

Merck & Co., Inc.			2,656	153,889

				584,346
Real estate investment trusts (REITs) (3.7%)

American Campus Communities, Inc.(R)			340	13,352

AvalonBay Communities, Inc.(R)			60	9,350

Essex Property Trust, Inc.(R)			204	41,159

Federal Realty Investment Trust(R)			181	23,856

Health Care REIT, Inc.(R)			1,012	71,963

Home Properties, Inc.(R)			177	11,383

Mid-America Apartment Communities, Inc.(R)			249	17,594

Public Storage(R)			306	56,408

Tanger Factory outlet Centers, Inc.(R)			292	10,445

WP Carey, Inc.(R)			220	14,898

				270,408
Road and rail (0.2%)

Landstar System, Inc.			146	10,805

				10,805
Semiconductors and semiconductor equipment (2.7%)

Analog Devices, Inc.			1,029	51,059

Linear Technology Corp.			784	33,587

Texas Instruments, Inc.			2,216	110,047

				194,693
Software (1.6%)

ANSYS, Inc.(NON)			248	19,483

CDK Global, Inc.(NON)			241	8,098

Intuit, Inc.			558	49,110

Microsoft Corp.			534	25,071

Synopsys, Inc.(NON)			315	12,909

				114,671
Specialty retail (4.1%)

Advance Auto Parts, Inc.			31	4,556

AutoZone, Inc.(NON)			99	54,798

Home Depot, Inc. (The)			1,555	151,644

O'Reilly Automotive, Inc.(NON)			330	58,040

Signet Jewelers, Ltd.			265	31,803

				300,841
Technology hardware, storage, and peripherals (3.1%)

Apple, Inc.			1,007	108,756

EMC Corp.			4,097	117,707

				226,463
Textiles, apparel, and luxury goods (1.1%)

Hanesbrands, Inc.			329	34,746

VF Corp.			708	47,917

				82,663
Thrifts and mortgage finance (0.3%)

New York Community Bancorp, Inc.			1,302	20,767

				20,767
Tobacco (1.9%)

Altria Group, Inc.			2,929	141,588

				141,588
Trading companies and distributors (0.2%)

MSC Industrial Direct Co., Inc. Class A			160	12,955

				12,955
Water utilities (0.2%)

American Water Works Co., Inc.			330	17,612

				17,612

Total common stocks (cost $6,342,220)				$6,894,150

PURCHASED OPTIONS OUTSTANDING (2.4%)(a)
	Expiration		Contract
	date/strike price		amount	Value

SPDR S&P 500 ETF Trust (Put)	Oct-15/$162.00		$8,649	$32,396

SPDR S&P 500 ETF Trust (Put)	Sep-15/170.00		8,086	36,273

SPDR S&P 500 ETF Trust (Put)	Aug-15/170.00		8,158	31,920

SPDR S&P 500 ETF Trust (Put)	Jul-15/173.00		8,159	31,170

SPDR S&P 500 ETF Trust (Put)	Jun-15/170.00		8,370	24,888

SPDR S&P 500 ETF Trust (Put)	May-15/165.00		8,397	15,513

Total purchased options outstanding (cost $316,315)				$172,160

SHORT-TERM INVESTMENTS (5.8%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.09%(AFF)		Shares	209,236	$209,236

SSgA Prime Money Market Fund Class N 0.00%(P)		Shares	100,000	100,000

U.S. Treasury Bills with an effective yield of 0.01%, January 8, 2015			$ 110,000	109,998

Total short-term investments (cost $419,235)				$419,234

TOTAL INVESTMENTS

Total investments (cost $7,077,770)(b)				$7,485,544

WRITTEN OPTIONS OUTSTANDING at 10/31/14 (premiums $20,017) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	Nov-14/$207.50	$19,917	$7,568
SPDR S&P 500 ETF Trust (Call)	Nov-14/202.50	4,126	7,675
SPDR S&P 500 ETF Trust (Call)	Nov-14/207.50	17,437	4,534
SPDR S&P 500 ETF Trust (Call)	Nov-14/195.50	4,484	29,245
SPDR S&P 500 ETF Trust (Call)	Nov-14/198.50	3,818	13,520

Total			$62,542

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/14 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
baskets	24,120	$24,264	3/18/15	(3 month USD-LIBOR-BBA plus 0.28%)	A basket (DBPTNLVE) of common stocks	$71,142

Total		$24,264	$71,142

Key to holding's abbreviations
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2014 through October 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $7,280,826.
(b)	The aggregate identified cost on a tax basis is $7,081,165, resulting in gross unrealized appreciation and depreciation of $606,112 and $201,733, respectively, or net unrealized appreciation of $404,379.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$262,852	$532,496	$586,112	$38	$209,236
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $62,475 to cover certain derivatives contracts.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to generate additional income for the portfolio and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$837,029	$—	$—
Consumer staples	629,225	—	—
Energy	595,120	—	—
Financials	1,182,805	—	—
Health care	948,740	—	—
Industrials	764,112	—	—
Information technology	1,283,626	—	—
Materials	248,527	—	—
Telecommunication services	170,348	—	—
Utilities	234,618	—	—
Total common stocks	6,894,150	—	—
Purchased options outstanding	—	172,160	—
Short-term investments	309,236	109,998	—

Totals by level	$7,203,386	$282,158	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	$—	$(62,542)	$—
Total return swap contracts	—	46,878	—

Totals by level	$—	$(15,664)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$219,038	$62,542

Total	$219,038	$62,542

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$48,000
Written equity option contracts (contract amount)		$40,000
OTC total return swap contracts (notional)		$2,800,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Deutsche Bank AG	JPMorgan Chase Bank N.A.	Total

	Assets:
	OTC Total return swap contracts*#	$46,878	–	$46,878
	Purchased options#	–	172,160	172,160

	Total Assets	$46,878	$172,160	$219,038

	Liabilities:
	OTC Total return swap contracts*#	–	–	–
	Written options#	–	62,542	62,542

	Total Liabilities	$–	$62,542	$62,542

	Total Financial and Derivative Net Assets	$46,878	$109,618	$156,496
	Total collateral received (pledged)##†	$–	$100,000
	Net amount	$46,878	$9,618

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 29, 2014